INTANGIBLE ASSETS - Schedule of Intangible Assets (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Intangible Asset, Acquired, Finite-Lived [Line Items]
Gross Carrying Amount	$ 1,788	$ 1,725
Accumulated Amortization	(173)	(106)
Total amortization expense	1,615	1,619
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Gross Carrying Amount	1,855	1,796
Accumulated Amortization	(173)	(106)
Net Carrying Amount	1,682	1,690
Insurance licenses
Indefinite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets:	67	71
Distributor relationships
Intangible Asset, Acquired, Finite-Lived [Line Items]
Gross Carrying Amount	1,466	1,466
Accumulated Amortization	(71)	(43)
Total amortization expense	1,395	1,423
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Accumulated Amortization	(71)	(43)
Trade name
Intangible Asset, Acquired, Finite-Lived [Line Items]
Gross Carrying Amount	71	71
Accumulated Amortization	(13)	(9)
Total amortization expense	58	62
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Accumulated Amortization	(13)	(9)
Unpaid claims reserve intangible asset
Intangible Asset, Acquired, Finite-Lived [Line Items]
Gross Carrying Amount	103	103
Accumulated Amortization	(50)	(37)
Total amortization expense	53	66
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Accumulated Amortization	(50)	(37)
Software and other
Intangible Asset, Acquired, Finite-Lived [Line Items]
Gross Carrying Amount	148	85
Accumulated Amortization	(39)	(17)
Total amortization expense	109	68
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Accumulated Amortization	$ (39)	$ (17)